VESSELS (Tables)	12 Months Ended
Dec. 31, 2025
VESSELS [Abstract]
Vessels
Vessels consists of the carrying value of 20 vessels for the year ended December 31, 2025, and December 31, 2024, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2025	2024
Vessels Cost as of January 1	1,153,392	1,152,522
Additions Vessels	133,748	870
Disposals Vessels	(102,716)	-
Drydocking Cost as of January 1	81,473	79,599
Additions Drydocking	23,242	1,874
Disposals Drydocking	-	-
Total Cost Vessels and Drydocking	1,289,139	1,234,865
Less Accumulated Depreciation	(490,843)	(505,519)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Less Vessels Held for Sale	(36,016)	-
Net Book Value Vessels as of December 31	748,207	715,273